Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	25 – SUBSEQUENT EVENTS Management has evaluated subsequent events and determined that there are no events or transactions that require disclosure in the consolidated financial statements.